Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

6.      ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	September 30, 2024	December 31, 2023
	($)	($)
Accounts payable	—	82,579
Due to related parties (Note 10 and Note12)	—	177,500
Accrued liabilities	25,783	26,348
	25,783	286,427

11.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	December 31, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	82,579	138,276
Due to related parties (Note 12 and Note 14)	177,500	304,623
Accrued liabilities (Note 12)	26,348	79,113
	286,427	522,012